Nature of Business and Basis of Presentation - Additional Information (Q2) (Details) $ in Thousands				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 05, 2022 USD ($)	Dec. 22, 2020 shares	Dec. 14, 2020 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 28, 2022
Nature of Business [Line Items]
Merger Agreement Exchange Ratio		0.2108
Accumulated deficit					$ (205,539)			$ (156,492)	$ (205,539)		$ (187,313)	$ (147,810)
Net loss					(4,845)	$ (13,381)	$ (10,454)	$ (8,682)	(18,226)	$ (19,136)	(39,503)	(57,487)
Workforce reduced													60.00%
Public Float, Increased					75,000				75,000		75,000
Proceeds from sale of common stock												$ 33,597
Janssen Pharmaceutica NV
Nature of Business [Line Items]
Asset purchase agreement price	$ 26,000
At The Market Offering [Member] | New Sales Agreement With Jefferies Llc [Member]
Nature of Business [Line Items]
Common Stock, Value, Subscriptions					$ 59,600				$ 59,600		$ 60,000
Percentage of commission on gross proceeds of common stock sold				3.00%
At The Market Offering [Member] | Prior Sales Agreement With Jefferies Llc [Member]
Nature of Business [Line Items]
Common Stock, Value, Subscriptions				$ 60,000
Sale of Stock, Number of Shares Issued | shares									216,332		112,833
Sale of Stock, Consideration Received											$ 1,500
Sale Of Stock Consideration Received On Transaction, net									$ 400		$ 1,400
Private Placement [Member]
Nature of Business [Line Items]
Net proceeds in private placement			$ 31,600
Transaction Closed Date											Dec. 22, 2020
PTI Common Stock [Member]
Nature of Business [Line Items]
Stockholders equity reverse stock split conversion ratio		1-for-20 reverse stock split of its common stock (the “Reverse Stock Split”)
Stock Issued During Period, Shares, Conversion of Units | shares		6,024,433